                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                   Schwab Investments - Schwab 1000 Index Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                   Schwab Investments - Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2006 - July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB 1000 INDEX FUND(TM)

PORTFOLIO HOLDINGS As of July 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     Cost               Value
Holdings by Category                              ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                3,259,942         6,422,263
  0.1%  FOREIGN COMMON STOCK                            3,599             5,328
  0.1%  OTHER INVESTMENT COMPANY                        7,886             7,886
   --%  U.S. TREASURY OBLIGATION                          994               994
   --%  WARRANTS                                           --               161
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                           3,272,421         6,436,632
  3.1%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                            198,755           198,755
(3.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (197,994)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,437,393

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
BorgWarner, Inc.                                       20,849              1,251
Ford Motor Co. (a)                                    872,613              5,820
General Motors Corp. (a)                              242,705              7,822
Gentex Corp. (a)                                       43,972                587
Harley-Davidson, Inc. (a)                             126,692              7,221
Johnson Controls, Inc.                                 81,458              6,253
The Goodyear Tire & Rubber Co. (a)*                    76,800                845
Thor Industries, Inc. (a)                              26,364              1,129
TRW Automotive Holdings Corp. (a)*                     48,243              1,250
                                                                     -----------
                                                                          32,178
BANKS 5.6%
--------------------------------------------------------------------------------
AmSouth Bancorp                                       175,037              5,017
Associated Banc-Corp.                                  57,148              1,792
Astoria Financial Corp. (a)                            40,304              1,199
Bank of Hawaii Corp.                                   26,332              1,305
BB&T Corp.                                            247,700             10,401
BOK Financial Corp.                                    29,306              1,507
Capitol Federal Financial (a)                          34,191              1,188
City National Corp.                                    20,632              1,376
Comerica, Inc.                                         84,728              4,961
Commerce Bancorp, Inc. (a)                             48,153              1,636
Commerce Bancshares, Inc.                              36,145              1,839
Compass Bancshares, Inc.                               56,687              3,341
Countrywide Financial Corp.                           247,672              8,874
Cullen/Frost Bankers, Inc.                             25,600              1,503
Fannie Mae                                            446,534             21,393
Fifth Third Bancorp                                   234,484              8,943
First Horizon National Corp. (a)                       52,600              2,204
Freddie Mac                                           318,605             18,435
Fulton Financial Corp. (a)                             22,544                373
Golden West Financial Corp.                           141,266             10,406
Hudson City Bancorp, Inc.                             257,840              3,344
Huntington Bancshares, Inc.                           105,277              2,564
IndyMac Bancorp, Inc. (a)                              21,795                921
KeyCorp                                               201,514              7,436
M&T Bank Corp.                                         51,843              6,321
Marshall & Ilsley Corp.                                82,531              3,877
Mercantile Bankshares Corp.                            53,100              1,888
MGIC Investment Corp.                                  37,705              2,146
National City Corp.                                   294,776             10,612
New York Community Bancorp, Inc. (a)                  107,882              1,762
North Fork Bancorp, Inc.                              208,280              5,901
People's Bank (a)                                      65,235              2,341
PNC Financial Services Group, Inc.                    139,996              9,917
Popular, Inc. (a)                                      83,086              1,495
Radian Group, Inc.                                     39,754              2,446
Regions Financial Corp.                               213,180              7,736
Sky Financial Group, Inc.                              39,082                959
Sovereign Bancorp, Inc.                               173,521              3,582
SunTrust Banks, Inc.                                  166,493             13,131
Synovus Financial Corp.                               142,741              4,034
TCF Financial Corp.                                    62,684              1,687
TD Banknorth, Inc. (a)                                104,326              3,025
The Colonial BancGroup, Inc.                           71,076              1,805
The PMI Group, Inc.                                    43,264              1,837
U.S. Bancorp                                          831,655             26,613
UnionBanCal Corp.                                      73,965              4,570
Valley National Bancorp (a)                            43,136              1,120
Wachovia Corp.                                        738,452             39,603
Washington Mutual, Inc.                               452,393             20,222
Webster Financial Corp.                                19,239                907
Wells Fargo & Co.                                     757,198             54,776
Whitney Holding Corp. (a)                              29,023              1,047
Wilmington Trust Corp.                                 33,237              1,447
Zions Bancorp                                          47,898              3,934
                                                                      ----------
                                                                         362,699
CAPITAL GOODS 8.0%
--------------------------------------------------------------------------------
3M Co.                                                355,034             24,994
Alliant Techsystems, Inc. *                            13,438              1,077
American Power Conversion Corp.                        71,566              1,208
American Standard Cos., Inc.                           96,295              3,720
Ametek, Inc.                                           13,165                558
Carlisle Cos., Inc.                                     6,310                504
Caterpillar, Inc.                                     304,976             21,614
Cooper Industries Ltd., Class A                        71,500              6,160
Crane Co.                                              50,984              1,958
Cummins, Inc.                                          21,783              2,549
Danaher Corp.                                         147,420              9,612
Deere & Co.                                           109,473              7,944

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Donaldson Co., Inc. (a)                                37,700              1,240
Dover Corp.                                            99,237              4,678
Eaton Corp.                                            68,359              4,382
Emerson Electric Co.                                  197,594             15,594
Fastenal Co.                                           62,600              2,227
Flowserve Corp. *                                      25,341              1,313
Fluor Corp.                                            36,979              3,248
Foster Wheeler Ltd. *                                   4,228                161
General Dynamics Corp.                                195,024             13,070
General Electric Co. (b)                            4,789,922            156,583
Goodrich Corp.                                         38,098              1,538
Graco, Inc.                                            25,194                990
Harsco Corp.                                           20,300              1,636
Honeywell International, Inc.                         388,799             15,047
Hubbell, Inc., Class B                                 28,132              1,322
IDEX Corp.                                             22,771                989
Illinois Tool Works, Inc.                             269,404             12,320
Ingersoll-Rand Co., Class A (b)                       152,628              5,464
ITT Industries, Inc.                                   67,494              3,412
Jacobs Engineering Group, Inc. *                       18,578              1,542
JLG Industries, Inc.                                   47,636                862
Joy Global, Inc.                                       54,008              2,026
Kennametal, Inc.                                       17,599                937
L-3 Communications Holdings, Inc.                      55,424              4,082
Lockheed Martin Corp.                                 209,954             16,729
Masco Corp.                                           201,736              5,392
McDermott International, Inc. *                        45,556              2,075
MSC Industrial Direct Co., Class A                     27,758              1,144
Northrop Grumman Corp.                                160,932             10,652
Oshkosh Truck Corp.                                    33,828              1,451
PACCAR, Inc.                                           71,640              5,785
Pall Corp.                                             39,733              1,036
Parker Hannifin Corp.                                  58,269              4,209
Pentair, Inc.                                          40,200              1,155
Precision Castparts Corp.                              61,301              3,657
Raytheon Co.                                          221,390              9,978
Rockwell Automation, Inc.                              88,649              5,494
Rockwell Collins, Inc.                                 87,553              4,673
Roper Industries, Inc.                                 39,091              1,767
SPX Corp.                                              38,114              2,083
Teleflex, Inc.                                         20,146              1,150
Terex Corp. *                                          45,582              2,044
Textron, Inc.                                          61,069              5,491
The Boeing Co.                                        377,989             29,264
The Manitowoc Co., Inc.                                46,923              1,842
The Shaw Group, Inc. *                                 30,669                635
The Timken Co. (a)                                     32,794              1,056
Thomas & Betts Corp. *                                 29,529              1,398
Trinity Industries, Inc.                               33,691              1,126
Tyco International Ltd.                               933,694             24,360
United Rentals, Inc. (a)*                              35,645                995
United Technologies Corp.                             472,763             29,401
USG Corp. *                                            20,406                946
W.W. Grainger, Inc.                                    44,776              2,780
Walter Industries, Inc. (a)                            15,515                694
WESCO International, Inc. *                            21,593              1,258
                                                                     -----------
                                                                         518,281
COMMERCIAL SERVICES & SUPPLIES 0.9%
--------------------------------------------------------------------------------
Adesa, Inc.                                            42,291                863
Allied Waste Industries, Inc. *                       101,043              1,027
ARAMARK Corp., Class B                                 83,587              2,683
Avery Dennison Corp.                                   57,460              3,369
Cendant Corp.                                         472,588              7,094
ChoicePoint, Inc. *                                    23,182                792
Cintas Corp.                                           68,510              2,418
Copart, Inc. *                                         10,214                272
Covanta Holding Corp. *                                64,748              1,143
Equifax, Inc.                                          68,000              2,195
Herman Miller, Inc.                                    31,855                905
HNI Corp.                                              25,273              1,026
Manpower, Inc.                                         40,291              2,396
Monster Worldwide, Inc. *                              56,300              2,252
Pitney Bowes, Inc. (a)                                104,941              4,336
R.R. Donnelley & Sons Co.                              99,419              2,902
Republic Services, Inc.                                63,315              2,543
Robert Half International, Inc.                        69,691              2,255
Steelcase Inc., Class A                                74,242              1,091
Stericycle, Inc. *                                     16,849              1,132
The Brink's Co.                                        18,815              1,037
The Corporate Executive Board Co.                      19,544              1,837
The Dun & Bradstreet Corp. *                           35,225              2,350
Waste Management, Inc.                                277,277              9,533
West Corp. *                                           32,050              1,529
                                                                     -----------
                                                                          58,980
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. (a)                             15,098                629
Brunswick Corp.                                        33,961              1,004
Centex Corp.                                           54,000              2,555
Coach, Inc. *                                         176,410              5,065
D.R. Horton, Inc.                                     133,897              2,869
Eastman Kodak Co. (a)                                 124,621              2,773
Fortune Brands, Inc.                                   66,628              4,832
Garmin Ltd. (a)                                        49,743              4,725
Harman International Industries, Inc.                  32,997              2,646
Hasbro, Inc.                                           88,325              1,652
Hovnanian Enterprises, Inc., Class A (a)*              20,711                567
Jones Apparel Group, Inc.                              56,320              1,667
KB Home                                                39,676              1,687
Leggett & Platt, Inc. (a)                              88,044              2,009
Lennar Corp., Class A                                  66,375              2,969
Liz Claiborne, Inc.                                    42,800              1,513
M.D.C. Holdings, Inc. (a)                              14,679                640
Mattel, Inc.                                          186,297              3,361
Mohawk Industries, Inc. (a)*                           26,739              1,846
Newell Rubbermaid, Inc.                               136,926              3,609
Nike, Inc., Class B                                   118,534              9,364
NVR, Inc. (a)*                                          2,498              1,237
Polo Ralph Lauren Corp.                                50,395              2,875
Pool Corp.                                              5,927                231
Pulte Homes, Inc. (a)                                 111,012              3,164
Snap-On, Inc.                                          28,550              1,199
Standard Pacific Corp.                                 23,650                528

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
The Black & Decker Corp.                               37,880              2,671
The Ryland Group, Inc. (a)                             18,050                737
The Stanley Works                                      39,294              1,783
Timberland Co., Class A *                              27,760                715
Toll Brothers, Inc. *                                  63,200              1,616
VF Corp.                                               35,682              2,420
Whirlpool Corp.                                        32,643              2,520
                                                                     -----------
                                                                          79,678

CONSUMER SERVICES 2.0%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                       74,721              3,536
Boyd Gaming Corp. (a)                                  35,200              1,181
Brinker International, Inc.                            34,600              1,121
Career Education Corp. *                               45,200              1,286
Carnival Corp.                                        281,410             10,964
Choice Hotels International, Inc.                      24,514              1,045
Darden Restaurants, Inc.                               76,315              2,579
GTECH Holdings Corp.                                   57,709              1,944
H&R Block, Inc.                                       118,798              2,703
Harrah's Entertainment, Inc. (a)                       73,756              4,434
Hilton Hotels Corp.                                   184,865              4,424
International Game Technology                         162,826              6,295
International Speedway Corp., Class A                  18,769                849
ITT Educational Services, Inc. *                       21,101              1,423
Kerzner International Ltd. (a)*                        16,749              1,340
Las Vegas Sands Corp. *                               157,163              9,749
Laureate Education, Inc. *                             14,678                670
Marriott International, Inc., Class A                 190,756              6,711
McDonald's Corp.                                      578,936             20,489
MGM Mirage *                                          109,687              3,898
OSI Restaurant Partners, Inc.                          22,697                656
Panera Bread Co., Class A (a)*                          8,339                436
Penn National Gaming, Inc. *                           34,060              1,126
Royal Caribbean Cruises, Ltd. (a)                      95,891              3,251
Scientific Games Corp., Class A *                      34,243              1,163
Service Corp. International                           162,900              1,223
Starbucks Corp. *                                     348,027             11,923
Starwood Hotels & Resorts Worldwide, Inc.             101,142              5,318
Station Casinos, Inc.                                  16,774                920
The Cheesecake Factory, Inc. *                         28,674                655
The ServiceMaster Co.                                 115,153              1,185
Weight Watchers International, Inc.                    41,329              1,654
Wendy's International, Inc.                            48,273              2,904
Wynn Resorts Ltd. (a)*                                 36,342              2,326
YUM! Brands, Inc.                                     130,588              5,876
                                                                     -----------
                                                                         127,257

DIVERSIFIED FINANCIALS 9.3%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                     35,385              1,909
Affiliated Managers Group, Inc. (a)*                   13,459              1,232
AllianceBernstein Holding LP *                         39,989              2,599
American Express Co. (b)                              564,077             29,366
AmeriCredit Corp. *                                    78,300              1,925
Ameriprise Financial, Inc.                            114,957              5,127
Bank of America Corp. (b)                           2,126,568            109,582
BlackRock, Inc., Class A                               29,465              3,806
Capital One Financial Corp.                           140,160             10,841
CBOT Holdings, Inc., Class A (a)*                      24,362              3,053
Chicago Mercantile Exchange Holdings, Inc.             16,141              7,444
CIT Group, Inc.                                        90,468              4,153
Citigroup, Inc.                                     2,299,362            111,082
E*TRADE Financial Corp. *                             182,900              4,263
Eaton Vance Corp.                                      51,484              1,275
Federated Investors, Inc., Class B                     53,850              1,670
Franklin Resources, Inc.                              121,486             11,110
Goldman Sachs Group, Inc.                             199,132             30,417
IntercontinentalExchange, Inc. *                       25,589              1,525
Investors Financial Services Corp. (a)                 16,590                744
Janus Capital Group, Inc.                             110,800              1,794
Jefferies Group, Inc. (a)                              52,252              1,358
JPMorgan Chase & Co.                                1,607,638             73,340
Legg Mason, Inc.                                       53,714              4,484
Lehman Brothers Holdings, Inc.                        253,588             16,471
Leucadia National Corp. (a)                           100,464              2,766
Mellon Financial Corp.                                210,025              7,351
Merrill Lynch & Co., Inc.                             429,062             31,244
Moody's Corp.                                         146,426              8,036
Morgan Stanley                                        499,248             33,200
Nasdaq Stock Market, Inc. *                            39,737              1,094
Nelnet, Inc., Class A (a)*                             20,511                629
Northern Trust Corp.                                  108,776              6,211
Nuveen Investments, Inc., Class A (a)                  29,300              1,392
Raymond James Financial, Inc.                          51,849              1,507
SEI Investments Co.                                    50,722              2,478
SLM Corp.                                             185,224              9,317
State Street Corp.                                    164,386              9,873
Student Loan Corp. (a)                                  9,227              1,659
T. Rowe Price Group, Inc.                             127,450              5,265
TD Ameritrade Holding Corp. *                         287,631              4,711
The Bank of New York Co., Inc.                        351,810             11,824
The Bear Stearns Cos., Inc.                            54,036              7,666
The Charles Schwab Corp. (b)(c)                       599,315              9,517
The First Marblehead Corp.                             12,876                590
                                                                     -----------
                                                                         596,900

ENERGY 9.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              218,548              9,996
Apache Corp.                                          145,650             10,264
Arch Coal, Inc.                                        42,200              1,601
Baker Hughes, Inc.                                    157,707             12,609
BJ Services Co.                                       145,946              5,293
Cabot Oil & Gas Corp.                                   5,087                268
Cameron International Corp. *                          54,400              2,742
Cheniere Energy, Inc. (a)*                              5,187                182
Chesapeake Energy Corp.                               140,997              4,639
ChevronTexaco Corp.                                 1,020,377             67,120
Cimarex Energy Co.                                     19,215                785
CNX Gas Corp. (a)*                                     49,394              1,337
ConocoPhillips                                        750,816             51,536
CONSOL Energy, Inc.                                    78,198              3,219

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF            VALUE
SECURITY                                             SHARES           ($ X 1,000)
Denbury Resources, Inc. *                              42,942              1,489
Devon Energy Corp.                                    201,182             13,004
Diamond Offshore Drilling, Inc. (a)                    56,729              4,478
Dresser-Rand Group, Inc. *                             35,119                800
El Paso Corp.                                         276,981              4,432
ENSCO International, Inc.                              67,928              3,140
Enterprise GP Holdings LP (a)                          23,859                840
Enterprise Products Partners L.P. (a)                 179,858              4,797
EOG Resources, Inc.                                   111,452              8,264
Exxon Mobil Corp.                                   2,764,622            187,276
FMC Technologies, Inc. *                               26,892              1,695
Forest Oil Corp. *                                     10,215                342
Frontier Oil Corp.                                     35,758              1,260
Grant Prideco, Inc. *                                  59,316              2,699
Halliburton Co.                                       473,188             15,786
Helix Energy Solutions Group, Inc. (a)*                12,626                492
Helmerich & Payne, Inc.                                47,092              1,304
Hess Corp.                                            125,523              6,640
Hugoton Royalty Trust (a)                               9,368                291
Kerr-McGee Corp.                                      107,024              7,513
Kinder Morgan Management, LLC *                        28,205              1,220
Kinder Morgan, Inc.                                    58,563              5,973
Marathon Oil Corp.                                    157,273             14,255
Mariner Energy, Inc. *                                  8,266                149
Massey Energy Co.                                      26,201                700
Murphy Oil Corp.                                       83,844              4,315
Nabors Industries Ltd. *                              144,988              5,121
National-Oilwell Varco, Inc. *                         74,973              5,026
Newfield Exploration Co. *                             53,066              2,461
Noble Corp.                                            56,850              4,079
Noble Energy, Inc.                                     80,561              4,077
Occidental Petroleum Corp. *                          187,658             20,220
Patterson-UTI Energy, Inc.                             79,721              2,258
Peabody Energy Corp.                                   91,421              4,562
Pioneer Natural Resources Co.                          53,111              2,409
Plains All American Pipeline L.P. (a)                  34,032              1,571
Plains Exploration & Production Co. *                  22,858              1,005
Pogo Producing Co. (a)                                 22,700              1,005
Pride International, Inc. *                            77,094              2,303
Quicksilver Resources, Inc. (a)*                       26,245                928
Range Resources Corp.                                  27,028                760
Rowan Cos., Inc.                                       44,283              1,500
Schlumberger Ltd.                                     539,906             36,093
Smith International, Inc. (a)                          86,959              3,876
Southwestern Energy Co. *                              61,844              2,127
St. Mary Land & Exploration Co.                        20,513                882
Sunoco, Inc.                                           58,500              4,068
Teekay Shipping Corp. (a)                              38,268              1,644
TEPPCO Partners L.P. (a)                               32,277              1,160
Tesoro Petroleum Corp.                                 25,056              1,874
Tidewater, Inc.                                        28,568              1,363
Todco (a)*                                             27,839              1,061
Transocean, Inc. *                                    141,013             10,890
Ultra Petroleum Corp. *                                56,612              3,315
Unit Corp. *                                            5,200                305
Valero Energy Corp. (a)                               279,570             18,851
Valero L.P. *                                          21,595              1,107
W&T Offshore, Inc. (a)                                 30,434              1,037
Weatherford International Ltd. *                      141,248              6,616
Western Gas Resources, Inc.                            25,136              1,524
Williams Cos., Inc.                                   223,521              5,420
XTO Energy, Inc.                                      152,058              7,145
                                                                     -----------
                                                                         634,388
FOOD & STAPLES RETAILING 2.4%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                         31,400                894
Costco Wholesale Corp.                                213,399             11,259
CVS Corp.                                             342,244             11,198
Safeway, Inc.                                         205,897              5,782
Supervalu, Inc.                                        92,695              2,513
Sysco Corp.                                           256,190              7,071
The Kroger Co.                                        336,213              7,709
Wal-Mart Stores, Inc. (b)                           1,889,777             84,095
Walgreen Co.                                          452,069             21,148
Whole Foods Market, Inc.                               56,216              3,233
                                                                     -----------
                                                                         154,902
FOOD, BEVERAGE & TOBACCO 5.1%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                938,815             75,077
Anheuser-Busch Cos., Inc. (b)                         339,166             16,331
Archer-Daniels-Midland Co.                            318,685             14,022
Brown-Forman Corp., Class B                            56,032              4,116
Bunge Ltd.                                             46,192              2,521
Campbell Soup Co.                                     188,658              6,920
Coca-Cola Enterprises, Inc. (a)                       216,372              4,643
ConAgra Foods, Inc.                                   239,397              5,147
Constellation Brands, Inc., Class A *                  90,132              2,205
Dean Foods Co. *                                       61,833              2,321
Del Monte Foods Co.                                    91,938                964
General Mills, Inc.                                   177,950              9,236
H.J. Heinz Co.                                        153,598              6,447
Hormel Foods Corp.                                     63,747              2,405
Kellogg Co.                                           186,781              8,997
Kraft Foods, Inc., Class A (a)                        762,853             24,716
Loews Corp. - Carolina Group                           54,571              3,131
McCormick & Co., Inc.                                  61,754              2,165
Molson Coors Brewing Co., Class B                      32,936              2,353
PepsiAmericas, Inc.                                    54,736              1,237
PepsiCo, Inc.                                         748,787             47,458
Reynolds American, Inc. (a)                            71,042              9,007
Sara Lee Corp.                                        388,872              6,572
Smithfield Foods, Inc. *                               34,235                974
The Coca-Cola Co.                                   1,077,204             47,936
The Hershey Co.                                       107,824              5,927
The J.M. Smuckers Co.                                  16,856                752
The Pepsi Bottling Group, Inc.                        125,232              4,164
Tyson Foods, Inc., Class A                            146,259              2,070
UST, Inc. (a)                                          76,225              3,853
Wm. Wrigley Jr. Co.                                    74,605              3,421
Wm. Wrigley Jr. Co., Class B                           24,867              1,136
                                                                     -----------
                                                                         328,224

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
HEALTH CARE EQUIPMENT & SERVICES 4.4%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)*                     10,934                538
Aetna, Inc.                                           261,277              8,228
AmerisourceBergen Corp.                               107,110              4,606
Bausch & Lomb, Inc.                                    24,539              1,161
Baxter International, Inc.                            285,895             12,008
Beckman Coulter, Inc.                                  28,528              1,633
Becton Dickinson & Co.                                124,265              8,192
Biomet, Inc.                                          107,904              3,554
Boston Scientific Corp. *                             635,207             10,805
C.R. Bard, Inc.                                        51,800              3,676
Cardinal Health, Inc.                                 191,810             12,851
Caremark Rx, Inc.                                     218,233             11,523
Cerner Corp. (a)*                                      53,426              2,163
CIGNA Corp.                                            65,918              6,015
Community Health Systems, Inc. *                       40,206              1,458
Coventry Health Care, Inc. *                           74,662              3,935
Cytyc Corp. *                                          44,020              1,083
Dade Behring Holdings, Inc.                            43,458              1,770
DaVita, Inc. *                                         43,625              2,182
Dentsply International, Inc.                           79,300              2,482
Edwards Lifesciences Corp. *                           29,896              1,323
Emdeon Corp. *                                        127,179              1,530
Express Scripts, Inc. *                                71,556              5,512
Gen-Probe, Inc. *                                       6,370                331
HCA, Inc.                                             184,629              9,076
Health Management Associates, Inc., Class A            71,122              1,446
Health Net, Inc. *                                     55,700              2,338
Henry Schein, Inc. *                                   39,919              1,893
Hillenbrand Industries, Inc.                           28,548              1,418
Hologic, Inc. (a)*                                     20,311                912
Hospira, Inc. *                                        78,140              3,414
Humana, Inc. *                                         74,191              4,149
IDEXX Laboratories, Inc. *                             14,149              1,252
IMS Health, Inc.                                      107,889              2,960
Intuitive Surgical, Inc. *                             12,415              1,182
Kinetic Concepts, Inc. *                               33,392              1,488
Laboratory Corp. of America Holdings *                 61,322              3,950
Lincare Holdings, Inc. (a)*                            49,750              1,732
Manor Care, Inc.                                       16,982                850
McKesson Corp.                                        144,147              7,264
Medco Health Solutions, Inc. *                        145,543              8,635
Medtronic, Inc.                                       544,318             27,499
Omnicare, Inc.                                         43,433              1,966
Patterson Cos., Inc. *                                 53,200              1,769
Pediatrix Medical Group, Inc. *                        21,754                922
Quest Diagnostics, Inc.                                93,347              5,612
ResMed, Inc. (a)*                                      26,708              1,240
Respironics, Inc. *                                    11,167                397
Sierra Health Services, Inc. *                         50,604              2,185
St. Jude Medical, Inc. *                              156,505              5,775
Stryker Corp.                                         169,354              7,707
Tenet Healthcare Corp. *                              216,056              1,279
The Cooper Cos., Inc.                                  13,347                590
Triad Hospitals, Inc. *                                33,057              1,288
UnitedHealth Group, Inc.                              628,712             30,071
Universal Health Services, Inc., Class B               22,337              1,251
Varian Medical Systems, Inc. *                         60,371              2,736
VCA Antech, Inc. *                                     37,554              1,313
WellPoint, Inc. *                                     310,323             23,119
Zimmer Holdings, Inc. *                               106,612              6,742
                                                                     -----------
                                                                         285,979
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                            31,550              1,538
Avon Products, Inc.                                   183,336              5,315
Church & Dwight Co., Inc.                              28,997              1,058
Clorox Co. (a)                                         69,525              4,167
Colgate-Palmolive Co.                                 236,627             14,037
Energizer Holdings, Inc. *                             26,100              1,661
Herbalife Ltd. *                                       31,709              1,133
Kimberly-Clark Corp.                                  215,534             13,158
Procter & Gamble Co. (b)                            1,491,019             83,795
The Estee Lauder Cos., Inc., Class A                   77,854              2,905
                                                                     -----------
                                                                         128,767
INSURANCE 6.0%
--------------------------------------------------------------------------------
ACE Ltd.                                              146,101              7,529
AFLAC, Inc.                                           246,513             10,881
Alleghany Corp. *                                       3,794              1,049
Ambac Financial Group, Inc.                            48,528              4,033
American Financial Group, Inc.                         36,870              1,553
American International Group, Inc. (b)              1,169,736             70,968
American National Insurance Co.                        11,837              1,357
AmerUs Group Co.                                       19,584              1,314
AON Corp.                                             158,163              5,414
Arthur J. Gallagher & Co. (a)                          35,720                970
Assurant, Inc.                                         69,992              3,371
Axis Capital Holdings Ltd.                             66,062              1,953
Berkshire Hathaway, Inc., Class A *                       697             63,845
Brown & Brown, Inc.                                    63,576              1,996
Cincinnati Financial Corp.                             81,017              3,821
CNA Financial Corp. (a)*                              126,900              4,308
Conseco, Inc. *                                        75,473              1,721
Endurance Specialty Holdings Ltd.                      30,453                924
Erie Indemnity Co., Class A (a)                        19,985                990
Everest Re Group Ltd.                                  28,420              2,689
Fidelity National Financial, Inc.                      79,846              3,062
Fidelity National Title Group, Inc., Class A (a)       79,846              1,507
First American Corp.                                   44,360              1,642
Genworth Financial, Inc., Class A                     229,439              7,870
Hanover Insurance Group, Inc.                          26,400              1,222
HCC Insurance Holdings, Inc.                           63,257              1,929
Lincoln National Corp.                                135,459              7,678
Loews Corp.                                           275,658             10,216
Markel Corp. *                                          4,931              1,680
Marsh & McLennan Cos., Inc.                           225,520              6,096
MBIA, Inc.                                             61,034              3,589
Mercury General Corp.                                  25,135              1,387

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
MetLife, Inc.                                         354,444             18,431
Nationwide Financial Services, Inc., Class A           79,873              3,601
Old Republic International Corp.                      105,309              2,240
PartnerRe Ltd.                                         25,169              1,564
Philadelphia Consolidated Holding Corp. (a)*           29,145                987
Principal Financial Group, Inc.                       143,709              7,760
Protective Life Corp.                                  34,757              1,610
Prudential Financial, Inc.                            243,197             19,125
Reinsurance Group of America, Inc.                     31,210              1,547
RenaissanceRe Holdings Ltd.                            32,807              1,700
SAFECO Corp.                                           65,378              3,512
StanCorp Financial Group, Inc.                         28,442              1,225
The Allstate Corp.                                    308,698             17,540
The Chubb Corp.                                       189,492              9,554
The Hartford Financial Services Group, Inc.           144,495             12,259
The Progressive Corp.                                 364,092              8,807
The St. Paul Travelers Cos., Inc.                     322,697             14,779
Torchmark Corp. (a)                                    47,877              2,895
Transatlantic Holdings, Inc.                           32,429              1,903
Unitrin, Inc.                                          31,571              1,263
UnumProvident Corp. (a)                               135,914              2,206
W. R. Berkley Corp.                                    94,725              3,410
Wesco Financial Corp.                                   3,565              1,408
White Mountains Insurance Group Ltd. (a)                3,613              1,772
XL Capital Ltd., Class A                               80,467              5,126
                                                                     -----------
                                                                         384,788
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                        102,278              6,539
Airgas, Inc.                                           27,451                995
Alcoa, Inc.                                           376,020             11,262
Allegheny Technologies, Inc.                           29,252              1,869
Ashland, Inc.                                          32,240              2,144
Ball Corp.                                             41,588              1,593
Bemis Co.                                              31,149                956
Cabot Corp.                                            14,616                486
Celanese Corp.                                         73,143              1,405
Chemtura Corp.                                         36,747                316
Commercial Metals Co.                                  53,294              1,209
Crown Holdings, Inc. *                                 82,776              1,379
Cytec Industries, Inc.                                 14,200                758
E.I. du Pont de Nemours & Co.                         413,507             16,400
Eagle Materials, Inc.                                   3,490                126
Eastman Chemical Co.                                   37,591              1,866
Ecolab, Inc.                                          118,768              5,115
Florida Rock Industries, Inc.                          30,167              1,148
FMC Corp.                                              33,076              2,040
Freeport-McMoran Copper & Gold, Inc., Class B          87,017              4,748
Glamis Gold Ltd. (a)*                                  60,697              2,234
Huntsman Corp. *                                       62,754              1,001
International Flavors & Fragrances, Inc.               43,608              1,614
International Paper Co.                               241,207              8,281
Louisiana-Pacific Corp.                                48,798                976
Lubrizol Corp.                                         31,060              1,328
Lyondell Chemical Co.                                  89,357              1,990
Martin Marietta Materials, Inc.                        24,149              1,945
MeadWestvaco Corp.                                     84,883              2,217
Meridian Gold, Inc. *                                  45,756              1,236
Monsanto Co.                                          241,834             10,396
Nalco Holding Co. *                                    49,243                830
Newmont Mining Corp.                                  177,208              9,078
Nucor Corp.                                           156,776              8,336
Owens-Illinois, Inc. *                                 69,277              1,048
Packaging Corp. of America                             49,530              1,136
Pactiv Corp. *                                         75,260              1,845
Peregrine Systems, Inc. (d)*                          102,600                 --
Phelps Dodge Corp.                                     86,734              7,575
PPG Industries, Inc.                                   79,906              4,917
Praxair, Inc.                                         148,528              8,145
Reliance Steel & Aluminum Co.                          34,322              1,230
Rohm & Haas Co.                                       110,401              5,092
Sealed Air Corp.                                       42,051              1,987
Sigma-Aldrich Corp.                                    24,304              1,689
Smurfit-Stone Container Corp. *                       116,030              1,174
Sonoco Products Co.                                    48,170              1,567
Southern Copper Corp. (a)                              57,991              5,596
Temple-Inland, Inc.                                    55,808              2,374
The Dow Chemical Co.                                  430,556             14,889
The Mosaic Co. *                                      160,195              2,514
The Scotts Miracle-Gro Co., Class A                    14,668                575
Titanium Metals Corp. (a)*                             40,816              1,177
Tronox, Inc., Class B                                  10,790                142
United States Steel Corp.                              52,668              3,322
Valhi, Inc. (a)                                        16,058                413
Valspar Corp.                                          46,946              1,156
Vulcan Materials Co.                                   47,482              3,180
Westlake Chemical Corp.                                26,683                731
Weyerhaeuser Co.                                      109,915              6,448
                                                                     -----------
                                                                         193,738
MEDIA 3.8%
--------------------------------------------------------------------------------
Adelphia Communications, Class A *                     75,707                  4
Belo Corp., Class A                                    40,900                659
Cablevision Systems Corp., Class A *                  132,510              2,948
CBS Corp., Class B                                    384,404             10,544
Clear Channel Communications, Inc.                    220,896              6,395
Clear Channel Outdoor Holdings, Inc., Class A *       108,217              2,221
Comcast Corp., Class A *                              989,202             34,009
Discovery Holding Co., Class A *                       67,197                895
Dow Jones & Co., Inc. (a)                              34,348              1,204
DreamWorks Animation SKG, Inc., Class A (a)*           57,145              1,197
EchoStar Communications Corp., Class A *              148,772              5,214
Gannett Co., Inc.                                     108,854              5,673
Getty Images, Inc. (a)*                                24,937              1,163
Harte-Hanks, Inc.                                      40,216                981
Interactive Data Corp. *                               13,830                260

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
John Wiley & Sons, Inc., Class A                       27,380                906
Lamar Advertising Co., Class A *                       44,170              2,166
Liberty Global, Inc., Class A *                       177,066              3,869
Liberty Media Holding Corp. - Capital *                47,960              3,914
Meredith Corp.                                         16,639                786
News Corp., Class A                                 1,461,928             28,128
Omnicom Group, Inc.                                    81,969              7,255
R.H. Donnelley Corp. *                                 31,186              1,628
Regal Entertainment Group, Class A (a)                 42,691                839
Sirius Satellite Radio, Inc. (a)*                     546,985              2,297
The DIRECTV Group, Inc. *                             639,345             10,901
The E.W. Scripps Co., Class A                          65,773              2,811
The Interpublic Group of Cos., Inc. (a)*              172,664              1,414
The McClatchy Co., Class A                             23,405                992
The McGraw-Hill Cos., Inc.                            185,136             10,423
The New York Times Co., Class A (a)                    56,925              1,262
The Walt Disney Co.                                   925,502             27,478
Time Warner, Inc.                                   2,129,701             35,140
Tribune Co. (a)                                       132,200              3,928
Univision Communications, Inc., Class A *             137,355              4,588
Viacom, Inc., Class B *                               352,946             12,300
Warner Music Group Corp.                               50,986              1,242
Washington Post, Class B                                4,426              3,412
XM Satellite Radio Holdings, Inc., Class A (a)*        88,279              1,024
                                                                     -----------
                                                                         242,070
PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                               696,846             33,288
Abraxis Bioscience, Inc. (a)*                          47,356                949
Affymetrix, Inc. *                                     20,290                438
Alkermes, Inc. *                                        7,142                123
Allergan, Inc.                                         63,081              6,803
Amgen, Inc. (b)*                                      558,760             38,968
Amylin Pharmaceuticals, Inc. (a)*                      33,747              1,647
Applied Biosystems Group - Applera Corp.              100,500              3,231
Barr Pharmaceuticals, Inc. *                           49,638              2,470
Biogen Idec, Inc. *                                   161,355              6,796
Bristol-Myers Squibb Co.                              866,839             20,778
Celgene Corp. *                                       114,946              5,505
Cephalon, Inc. (a)*                                    14,000                920
Charles River Laboratories, Inc. *                     25,115                892
Covance, Inc. *                                        24,300              1,549
Eli Lilly & Co.                                       518,171             29,417
Endo Pharmaceutical Holdings, Inc. *                   60,828              1,890
Fisher Scientific International, Inc. *                56,560              4,192
Forest Laboratories, Inc. *                           145,046              6,717
Genentech, Inc. *                                     472,019             38,149
Genzyme Corp. *                                       119,131              8,134
Gilead Sciences, Inc. *                               211,256             12,988
ImClone Systems, Inc. (a)*                             23,380                760
Invitrogen Corp. *                                     24,302              1,502
Johnson & Johnson                                   1,351,617             84,544
King Pharmaceuticals, Inc. *                          119,766              2,038
Kos Pharmaceuticals, Inc. (a)*                         21,213                877
MedImmune, Inc. *                                      89,756              2,278
Merck & Co., Inc.                                   1,017,785             40,986
Millennium Pharmaceuticals, Inc. *                    141,504              1,390
Millipore Corp. *                                      22,874              1,433
Mylan Laboratories, Inc.                               93,000              2,042
Neurocrine Biosciences, Inc. (a)*                       4,383                 40
PDL BioPharma, Inc. (a)*                               23,895                430
PerkinElmer, Inc.                                      63,500              1,145
Pfizer, Inc.                                        3,391,010             88,132
Pharmaceutical Product Development, Inc. (PPD)         47,746              1,837
Schering-Plough Corp. (b)                             680,516             13,910
Sepracor, Inc. (a)*                                    43,869              2,167
Techne Corp. *                                         17,563                873
Thermo Electron Corp. *                                50,778              1,879
Vertex Pharmaceuticals, Inc. (a)*                      21,412                718
Waters Corp. *                                         51,000              2,075
Watson Pharmaceuticals, Inc. *                         54,400              1,218
Wyeth                                                 598,983             29,033
                                                                     -----------
                                                                         507,151
REAL ESTATE 2.1%
--------------------------------------------------------------------------------
AMB Property Corp.                                     39,425              2,067
Apartment Investment & Management Co., Class A         43,665              2,100
Archstone-Smith Trust                                  97,600              5,121
AvalonBay Communities, Inc.                            33,551              3,923
Boston Properties, Inc.                                51,905              5,097
Brandywine Realty Trust                                40,050              1,267
BRE Properties, Class A                                23,424              1,374
Camden Property Trust                                  23,864              1,824
CapitalSource, Inc.                                    69,479              1,639
CB Richard Ellis Group, Inc., Class A *               101,337              2,385
CBL & Associates Properties, Inc.                      29,241              1,145
Colonial Properties Trust                              20,534                984
Crescent Real Estate Equity Co.                        45,568                890
Developers Diversified Realty Corp.                    48,900              2,581
Duke Realty Corp.                                      65,937              2,457
Equity Office Properties Trust                        187,588              7,112
Equity Residential                                    132,472              6,161
Essex Property Trust, Inc.                             10,517              1,231
Federal Realty Investment Trust                        24,196              1,755
Forest City Enterprises, Inc., Class A                 39,988              1,995
General Growth Properties, Inc.                       109,593              5,002
Global Signal, Inc. (a)                                31,390              1,433
Health Care Property Investors, Inc.                   62,680              1,719
Health Care REIT, Inc. (a)                             26,421                956
Hospitality Properties Trust                           33,081              1,441
Host Hotels & Resorts, Inc.                           224,534              4,765
HRPT Properties Trust                                  88,774              1,043
iStar Financial, Inc.                                  51,293              2,039

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Jones Lang LaSalle, Inc.                               16,005              1,308
Kimco Realty Corp.                                    104,709              4,109
Liberty Media Holding Corp. - Capital                  40,104              1,879
Mack-Cali Realty Corp.                                 28,347              1,369
New Century Financial Corp. (a)                        23,820              1,040
New Plan Excel Realty Trust                            47,173              1,223
Pan Pacific Retail Properties, Inc.                    18,743              1,295
Plum Creek Timber Co., Inc.                            84,798              2,888
ProLogis                                              111,861              6,192
Public Storage, Inc.                                   59,772              4,799
Rayonier, Inc.                                         34,923              1,390
Reckson Associates Realty Corp.                        37,150              1,654
Regency Centers Corp.                                  28,082              1,801
Shurgard Storage Centers, Inc., Class A                21,204              1,397
Simon Property Group, Inc.                            101,978              8,722
SL Green Realty Corp.                                  18,743              2,142
The Macerich Co.                                       31,678              2,305
The Mills Corp.                                        24,745                574
The St. Joe Co. (a)                                    31,200              1,401
Thornburg Mortgage, Inc. (a)                           46,418              1,188
Trizec Properties, Inc.                                71,075              2,044
United Dominion Realty Trust, Inc.                     63,289              1,763
Ventas, Inc.                                           47,419              1,694
Vornado Realty Trust                                   64,751              6,770
Weingarten Realty Investment                           41,202              1,646
                                                                     -----------
                                                                         134,099
RETAILING 3.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                       34,819              1,844
Advance Auto Parts, Inc.                               44,702              1,353
Amazon.com, Inc. *                                    179,941              4,839
American Eagle Outfitters, Inc.                        71,690              2,356
AnnTaylor Stores Corp. *                               57,737              2,371
AutoNation, Inc. *                                    107,066              2,109
AutoZone, Inc. *                                       32,733              2,876
Barnes & Noble, Inc.                                   29,699                995
Bed, Bath & Beyond, Inc. *                            133,920              4,484
Best Buy Co., Inc.                                    210,276              9,534
CarMax, Inc. *                                         33,400              1,162
Chico's FAS, Inc. *                                    74,394              1,685
Circuit City Stores, Inc.                              94,237              2,309
Claire's Stores, Inc.                                  41,419              1,037
Dillard's, Inc., Class A (a)                           38,764              1,164
Dollar General Corp.                                  138,005              1,852
Dollar Tree Stores, Inc. *                             64,308              1,711
eBay, Inc. *                                          631,220             15,193
Expedia, Inc. *                                       148,709              1,993
Family Dollar Stores, Inc.                             53,600              1,218
Federated Department Stores, Inc.                     220,976              7,758
Foot Locker, Inc.                                      67,009              1,821
GameStop Corp., Class A *                              13,500                562
Genuine Parts Co. (a)                                  85,430              3,557
Home Depot, Inc.                                      956,895             33,214
IAC/InterActiveCorp. *                                145,260              3,444
J.C. Penney Co., Inc.                                 115,522              7,273
Kohl's Corp. *                                        154,065              8,725
Liberty Media Holding Corp. - Interactive *                 8                 --
Limited Brands, Inc.                                  176,623              4,444
Lowe's Cos., Inc.                                     701,346             19,883
Michael's Stores, Inc.                                 58,500              2,482
Nordstrom, Inc.                                       135,500              4,648
O'Reilly Automotive, Inc. *                            24,566                696
Office Depot, Inc. *                                  154,030              5,553
PETsMART, Inc.                                         61,195              1,442
RadioShack Corp. (a)                                   45,340                733
Ross Stores, Inc.                                      68,156              1,696
Saks, Inc. (a)*                                        51,579                832
Sears Holdings Corp. *                                 66,894              9,181
Staples, Inc.                                         334,070              7,223
Target Corp.                                          400,242             18,379
The Gap, Inc.                                         404,475              7,018
The Sherwin-Williams Co.                               62,790              3,177
The TJX Cos., Inc.                                    217,665              5,304
Tiffany & Co.                                          63,173              1,996
Tractor Supply Co. *                                    4,484                205
Urban Outfitters, Inc. *                               64,896                947
Williams-Sonoma, Inc.                                  52,721              1,676
                                                                     -----------
                                                                         225,954
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                        196,331              3,807
Agere Systems, Inc. *                                 113,332              1,650
Altera Corp. *                                        167,219              2,895
Analog Devices, Inc.                                  185,074              5,983
Applied Materials, Inc.                               789,089             12,420
Atmel Corp. *                                         432,817              2,073
Broadcom Corp., Class A *                             239,525              5,746
Cypress Semiconductor Corp. (a)*                       13,168                200
Fairchild Semiconductor International, Inc. *          59,000                965
Freescale Semiconductor, Inc., Class B *              195,106              5,564
Integrated Device Technology, Inc. *                   91,571              1,417
Intel Corp.                                         2,653,430             47,762
International Rectifier Corp. *                        23,542                839
Intersil Corp., Class A                                84,467              1,986
KLA-Tencor Corp.                                       90,738              3,828
Lam Research Corp. *                                   66,500              2,766
Linear Technology Corp.                               141,666              4,583
LSI Logic Corp. (a)*                                  192,745              1,581
Marvell Technology Group Ltd. *                       261,462              4,850
Maxim Integrated Products, Inc.                       147,621              4,337
MEMC Electronic Materials, Inc. *                      96,877              2,947
Microchip Technology, Inc.                             96,966              3,128
Micron Technology, Inc. *                             301,400              4,699
National Semiconductor Corp.                          179,658              4,179
Novellus Systems, Inc. *                               71,495              1,810
NVIDIA Corp. *                                        164,800              3,647
Rambus, Inc. *                                         20,164                355
Silicon Laboratories, Inc. *                           45,436              1,678
Teradyne, Inc. *                                       89,557              1,177
Texas Instruments, Inc. (b)                           764,475             22,766
Xilinx, Inc.                                          162,205              3,291
                                                                     -----------
                                                                         164,929

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
SOFTWARE & SERVICES 5.7%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                               396,693             11,607
Activision, Inc. *                                    102,269              1,222
Acxiom Corp.                                           43,076              1,054
Adobe Systems, Inc. *                                 272,213              7,761
Affiliated Computer Services, Inc., Class A *          56,867              2,896
Akamai Technologies, Inc. *                            39,209              1,554
Alliance Data Systems Corp. *                          31,271              1,605
Autodesk, Inc. *                                      112,972              3,853
Automatic Data Processing, Inc.                       256,651             11,231
BEA Systems, Inc. *                                   205,406              2,411
BMC Software, Inc. *                                  111,712              2,616
CA, Inc.                                              282,181              5,915
Cadence Design Systems, Inc. *                        136,887              2,216
Ceridian Corp. *                                       73,700              1,770
CheckFree Corp. *                                      44,880              1,997
Citrix Systems, Inc. *                                 84,000              2,669
Cognizant Technology Solutions Corp., Class A *        59,383              3,889
Computer Sciences Corp. (a)*                           92,731              4,858
Compuware Corp. *                                     178,164              1,245
Convergys Corp. *                                      53,909              1,029
DST Systems, Inc. *                                    22,480              1,266
Electronic Arts, Inc. *                               138,281              6,514
Electronic Data Systems Corp.                         251,895              6,020
Fair Isaac Corp.                                       31,051              1,049
Fidelity National Information Services, Inc.           83,665              2,990
First Data Corp.                                      352,490             14,399
Fiserv, Inc. *                                         96,589              4,217
Global Payments, Inc.                                  44,138              1,878
Google, Inc., Class A *                               131,796             50,952
Hewitt Associates, Inc., Class A *                     51,138              1,149
Intuit, Inc. *                                        181,844              5,614
Iron Mountain, Inc. *                                  48,925              2,006
McAfee, Inc. *                                         78,229              1,686
Microsoft Corp. (b)                                 4,665,688            112,116
MoneyGram International, Inc.                          38,561              1,182
NAVTEQ Corp. *                                         34,692                978
Novell, Inc. *                                        186,424              1,210
Oracle Corp. *                                      2,388,510             35,756
Paychex, Inc.                                         174,478              5,964
Red Hat, Inc. *                                        91,683              2,171
Sabre Holdings Corp., Class A                          67,900              1,406
Salesforce.com, Inc. (a)*                              25,321                651
Symantec Corp. *                                      472,374              8,205
Synopsys, Inc. *                                       77,100              1,380
The Reynolds & Reynolds Co., Class A                   36,269              1,284
Total System Services, Inc. (a)                        73,915              1,554
Unisys Corp. *                                        156,321                800
VeriSign, Inc. *                                       99,505              1,784
Yahoo! Inc. *                                         635,629             17,251
                                                                     -----------
                                                                         366,830
TECHNOLOGY HARDWARE & EQUIPMENT 5.6%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                         43,267                529
ADTRAN, Inc.                                           28,105                615
Agilent Technologies, Inc. *                          211,131              6,005
Amphenol Corp., Class A                                40,410              2,266
Andrew Corp. *                                         65,900                557
Apple Computer, Inc. (b)*                             381,114             25,900
Arrow Electronics, Inc. *                              57,100              1,614
Avaya, Inc. *                                         260,398              2,411
Avnet, Inc. *                                          66,746              1,215
AVX Corp. (a)                                         105,132              1,592
CDW Corp.                                              31,200              1,843
Ciena Corp. (a)*                                      264,275                959
Cisco Systems, Inc. *                               2,838,015             50,659
Comverse Technology, Inc. *                            92,867              1,800
Corning, Inc. *                                       703,063             13,407
Dell, Inc. *                                        1,057,699             22,931
Diebold, Inc.                                          25,318              1,023
Dolby Laboratories Inc., Class A *                     23,129                464
EMC Corp. *                                         1,102,924             11,195
F5 Networks, Inc. *                                     4,559                211
Harris Corp.                                           66,646              3,036
Hewlett-Packard Co.                                 1,309,818             41,796
Ingram Micro, Inc., Class A *                          34,851                614
International Business Machines Corp.                 725,390             56,152
Jabil Circuit, Inc.                                    86,900              2,007
JDS Uniphase Corp. *                                  650,445              1,385
Juniper Networks, Inc. *                              206,894              2,783
Lexmark International, Inc., Class A *                 62,559              3,381
Lucent Technologies, Inc. *                         2,051,582              4,370
Molex, Inc. (a)                                        94,721              3,005
Motorola, Inc.                                      1,161,188             26,429
National Instruments Corp.                             38,765              1,076
NCR Corp. *                                            94,344              3,032
Network Appliance, Inc. *                             158,900              4,718
QLogic Corp. *                                         73,400              1,284
Qualcomm, Inc.                                        761,328             26,844
SanDisk Corp. *                                        69,258              3,232
Sanmina -- SCI Corp. *                                240,427                832
Seagate Technology *                                  220,237              5,109
Solectron Corp. *                                     479,705              1,449
Sun Microsystems, Inc. (b)*                         1,555,739              6,767
SunPower Corp., Class A (a)*                           22,992                734
Symbol Technologies, Inc.                              58,690                649
Tech Data Corp. *                                      29,052              1,080
Tektronix, Inc.                                        46,217              1,260
Tellabs, Inc. *                                       231,575              2,177
Vishay Intertechnology, Inc. *                        107,250              1,505
Western Digital Corp. (a)*                             99,512              1,745
Xerox Corp. *                                         439,930              6,199
Zebra Technologies Corp., Class A *                    20,225                634
                                                                     -----------
                                                                         362,480
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
Alltel Corp.                                          174,914              9,650
American Tower Corp., Class A *                       189,989              6,422
AT&T Corp. (b)                                      1,777,848             53,318
BellSouth Corp.                                       845,066             33,101

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
CenturyTel, Inc.                                       67,187              2,591
Citizens Communications Co.                           154,758              1,986
Crown Castle International Corp. *                     97,060              3,419
Embarq Corp. *                                             75                  3
Leap Wireless International, Inc. *                    27,680              1,237
Level 3 Communications, Inc. *                        365,340              1,429
NII Holdings, Inc. *                                   54,341              2,868
Qwest Communications International, Inc. (a)*         870,635              6,956
Sprint Nextel Corp. (b)                             1,327,907             26,293
Telephone & Data Systems, Inc.                         53,101              2,170
U.S. Cellular Corp. *                                  39,840              2,396
Verizon Communications, Inc.                        1,351,137             45,696
Windstream Corp.                                      180,849              2,266
                                                                     -----------
                                                                         201,801
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc.                              15,426                619
AMR Corp. (a)*                                        122,251              2,689
Burlington Northern Santa Fe Corp.                    172,281             11,872
C.H. Robinson Worldwide, Inc.                          85,048              3,893
Con-way, Inc.                                          16,208                802
CSX Corp.                                             106,271              6,449
Expeditors International of Washington, Inc.           84,098              3,824
FedEx Corp.                                           145,228             15,207
J.B. Hunt Transport Services, Inc. (a)                 69,991              1,440
Laidlaw International, Inc.                            51,982              1,377
Landstar Systems, Inc.                                 26,430              1,128
Norfolk Southern Corp.                                196,106              8,515
Ryder System, Inc.                                      8,764                442
Southwest Airlines Co.                                360,288              6,482
UAL Corp. (a)*                                         57,667              1,507
Union Pacific Corp.                                   121,691             10,344
United Parcel Service, Inc., Class B                  510,825             35,201
US Airways Group, Inc. *                                7,948                363
UTI Worldwide, Inc.                                    43,080              1,004
YRC Worldwide, Inc. *                                  24,091                958
                                                                     -----------
                                                                         114,116
UTILITIES 3.4%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                    29,100              1,135
Allegheny Energy, Inc. *                               80,053              3,286
Alliant Energy Corp. (a)                               56,200              2,033
Ameren Corp. (a)                                       71,685              3,692
American Electric Power Co., Inc.                     176,431              6,373
Aqua America, Inc. (a)                                 43,134                940
Atmos Energy Corp.                                     24,818                714
Calpine Corp. *                                        81,354                 33
CenterPoint Energy, Inc. (a)                          114,911              1,579
CMS Energy Corp. *                                     83,533              1,170
Consolidated Edison, Inc.                             104,406              4,893
Constellation Energy Group, Inc.                       82,341              4,768
Dominion Resources, Inc.                              152,529             11,970
DPL, Inc.                                              58,361              1,620
DTE Energy Co.                                         75,397              3,191
Duke Energy Corp.                                     556,943             16,886
Edison International                                  161,354              6,677
Energen Corp.                                          11,496                490
Energy East Corp.                                      36,053                877
Entergy Corp.                                          91,022              7,018
Equitable Resources, Inc.                              48,200              1,736
Exelon Corp.                                          309,356             17,912
FirstEnergy Corp.                                     149,370              8,365
FPL Group, Inc.                                       181,608              7,835
Hawaiian Electric Industries, Inc. (a)                 18,448                529
KeySpan Corp.                                          80,439              3,239
MDU Resources Group, Inc.                              44,618              1,100
Mirant Corp. *                                        138,402              3,677
National Fuel Gas Co. (a)                              27,047              1,005
NiSource, Inc.                                        113,480              2,582
Northeast Utilities                                    45,314              1,015
NRG Energy, Inc. *                                     53,565              2,638
NSTAR                                                  21,712                677
OGE Energy Corp.                                       29,180              1,104
Oneok, Inc.                                            32,162              1,197
Pepco Holdings, Inc.                                   91,374              2,239
PG&E Corp.                                            170,737              7,116
Pinnacle West Capital Corp.                            36,487              1,569
PPL Corp.                                             173,611              5,906
Progress Energy, Inc.                                 109,085              4,751
Public Service Enterprise Group, Inc.                 109,961              7,415
Puget Energy, Inc.                                     46,219              1,027
Questar Corp.                                          35,560              3,151
Reliant Energy, Inc. *                                111,797              1,406
SCANA Corp.                                            32,431              1,297
Seagate Escrow Technology (d)*                        126,560                 --
Sempra Energy                                         108,478              5,235
Southern Union Co.                                     40,862              1,109
TECO Energy, Inc.                                      92,117              1,468
The AES Corp. (b)*                                    320,202              6,359
The Southern Co. (a)                                  316,118             10,678
TXU Corp.                                             230,764             14,822
UGI Corp.                                              50,848              1,264
Wisconsin Energy Corp. (a)                             43,168              1,822
WPS Resources Corp.                                    14,155                730
Xcel Energy, Inc.                                     137,409              2,754
                                                                     -----------
                                                                         216,074

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                    96,995              5,328

OTHER INVESTMENT COMPANY 0.1% OF NET ASSETS

SSgA Prime Money Market Fund                        7,886,087              7,886

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bill
 4.82%, 09/14/06                                          994                994

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Warrants 0.0% of net assets
Raytheon Co.                                           12,506                161

End of Investments.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.1% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                        198,755,496            198,755

End of collateral invested for securities on loan.

At 07/31/06 the tax basis cost of the fund's investments was $3,277,172, and the unrealized appreciation and depreciation were $3,343,773 and ($184,313), respectively, with a net unrealized appreciation of $3,159,460.

In addition to the above, the fund held the following at 07/31/2006. All numbers are x1,000 except number of futures contracts.

                                     NUMBER OF        CONTRACT        UNREALIZED
                                     CONTRACTS         VALUE            GAINS
FUTURES CONTRACTS

S&P 500 Index Futures
Long, expires 09/14/06                       5           1,602                12
S&P 500 Index, e-mini,
Long, expires 09/15/06                     100           6,409                41

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.
(d) Fair-valued by Management.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments - Schwab 1000 Index Fund
              -------------------------------------------

By: /s/ Evelyn Dilsaver
    ----------------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    ----------------------------------------
        Evelyn Dilsaver
        Chief Executive Officer

Date: September 15, 2006

By: /s/ George Pereira
    ----------------------------------------
        George Pereira
        Principal Financial Officer

Date: September 15, 2006